Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2060 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Freedom 2060 Fund
Bar Chart Table:
Annual Return 2015	(0.22%)
Annual Return 2016	8.61%
Annual Return 2017	22.10%
Annual Return 2018	(8.92%)
Annual Return 2019	25.43%
Annual Return 2020	18.12%
Annual Return 2021	16.52%
Annual Return 2022	(18.28%)
Annual Return 2023	20.50%